Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation
The Group’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates.

Principle of consolidation
(b) Principle of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the WOFEs and consolidated VIEs, for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
Consolidated VIEs are entities in which the WOFEs through their respective contractual arrangements, bear the risks of, and enjoy the rewards normally associated with, ownership of the entities, and therefore the Company is the primary beneficiary of these entities.
All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.
Details of the typical structure of the Company’s significant VIEs are set forth below:
i) VIE Agreements that give the Company effective control of VIEs
Business Operation Agreement
Pursuant to the relevant business operation agreements, the shareholders of the VIEs agree that to the extent permitted by law, they will accept and unconditionally execute the WOFEs’ instructions on business operations, such as appointment of directors and executive officers. They further agree that, without the WOFEs’ prior written consent, the VIEs will not take any action that may have material adverse effects on their assets, businesses, human resources, rights, obligations, or business operations. The shareholders of the VIEs agree to transfer any dividends or other similar income or interests they receive as the shareholders of the VIEs, if any, immediately and unconditionally to the WOFEs. This agreement also requires each of the shareholders of the VIEs to issue an irrevocable power of attorney authorizing the WOFEs or any person(s) designated by the WOFEs to execute shareholders’ rights on behalf of such shareholder. Unless the WOFEs terminate this agreement in advance, the agreement will remain effective until the VIEs are dissolved pursuant to PRC law.
Power of Attorney
Pursuant to each power of attorney, each shareholder of the VIEs have irrevocably appointed the WOFEs or any persons designated by the WOFEs to act as such shareholder’s attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the shares held by Nominee Shareholder. The power of attorney will remain in force for ten years unless early terminated by the WOFEs. The term of the power of attorney can be extended at the WOFEs’ option until the VIEs are dissolved in accordance with PRC law and regulation.
Exclusive Option Agreement
Pursuant to the exclusive option agreements, the Nominee Shareholders of the VIEs granted the WOFEs or any third party designated by the WOFEs the exclusive and irrevocable right to purchase from the Nominee Shareholders, to the extent permitted by PRC law and regulations, all or part of its respective equity interests in the VIEs for a purchase price equal to the registered capital. The Nominee Shareholders will then return the purchase price to the WOFEs or any third party designated by the WOFEs after the option is exercised. The WOFEs may transfer all or part of its option to a third party at its own option. The VIEs and the Nominee Shareholders agree that without prior written consent of the WOFEs, they may not transfer or otherwise dispose the equity interests or declare any dividend. The exclusive option agreement will remain effective until the WOFEs or any third party designated by the WOFEs acquire all equity interest of the VIEs.
i) VIE Agreements that give the Company effective control of VIEs (continued)

Equity Pledge Agreement
Pursuant to relevant equity pledge agreements, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to the WOFEs to guarantee his or her obligations under the business operation agreement, the power of attorney, exclusive option agreement and the exclusive technology consulting and service agreement. In the event that the VIEs breach any obligations under these agreements, the WOFEs as the pledgee, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity. The Nominee Shareholders may not dispose of the equity interests or create or permit any pledges which may have an adverse effect on the rights or benefits of the WOFEs without the prior written consent of the WOFEs. The relevant share pledge agreements will remain effective until the VIEs and its Nominee Shareholders discharge all of their obligations under the VIE Agreements and the pledgee consents such discharge in writing.
ii) VIE
Agreement
that enables the Company to receive substantially all of the economic benefits from the VIEs
Exclusive technology consulting and service agreement
Pursuant to the exclusive technology consulting and service agreements, WOFEs have the exclusive right to provide the VIEs and their subsidiaries (as designated in the agreement) with technical support, consulting services and other services. The WOFEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs and their designated subsidiaries may not accept any services covered by this agreement provided by any third party. The VIEs and their designated subsidiaries agree to pay service fees equal to 100% of the net profit generated or otherwise determined by the WOFEs. Except by mutual agreement upon early termination by parties in writing, the exclusive business cooperation agreement will remain effective until the VIEs and their designated subsidiaries are dissolved in accordance with PRC law and regulation.
Based on these contractual agreements, the Company believes that the VIEs as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company, through the WOFEs, is the primary beneficiary of these VIEs, the Company believes that these VIEs should be consolidated based on the structure as described above.
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	752,102	2,025,233
Restricted cash	3,341,985	2,620,706
Short-term investments	1,574,090	—
Account s receivable	800,334	846,454
Quality assurance receivable	2,064,366	3,649,642
Property, equipment and software, net	104,802	103,444
Right of Use assets	—	94,852
Loans and receivables, net of provision for loan losses	—	36,344
Financial guarantee derivative assets	56,287	—
Investments	1,147,569	2,306,831
Deferred tax assets	88,446	122,920
Contract assets	112,103	20,555
Prepaid expenses and other assets	167,817	1,290,996
Total assets	10,209,901	13,117,977

Payable to platform customers	905,034	684,630
Quality assurance payable	3,819,379	4,776,153
Payroll and welfare payable	129,809	115,540
Taxes payable	208,585	32,468
Short-term borrowings	—	85,000
Contract liabilities	158,061	50,166
Deferred tax liabilities	78,268	47,117
Leasing liabilities	—	84,284
Amounts d ue to related parties	1,609,126	3,189,663
Accrued expenses and other liabilities	190,406	237,802
Total liabilities	7,098,668	9,302,823

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	3,900,454	4,250,978	4,684,436
Net profit	730,855	1,604,530	661,808

Net cash provided by operating activities	3,233,966	1,356,887	74,977
Net cash provided by (used in) investing activities	(1,642,454)	(1,031,968)	367,903
Net cash provided by (used in) financing activities	(31,250)	1,043,899	108,972

Net increase in cash, cash equivalents and restricted cash	1,560,262	1,368,818	551,852
Cash, cash equivalents and restricted cash at beginning of year	1,165,007	2,725,269	4,094,087

Cash, cash equivalents and restricted cash at end of year	2,725,269	4,094,087	4,645,939

Under the VIE Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability company under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.
Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by the VIEs and their subsidiaries, the Company has provided and will continue to provide financial support to the VIEs.

Business combinations and noncontrolling interests
(c) Business combinations and noncontrolling interests
The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.
In a business combination achieved in stages, the Company
re-measures
the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in the consolidated income statements.
When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.
For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated income statements includes the net income (loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net income (loss) attributable to noncontrolling interests on the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders’ equity. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries’ shares, are also recorded as noncontrolling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates
(d) Use of estimates
The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes.
Financial statements amounts that reflect significant accounting estimates and assumptions include revenue recognition, fair value of quality assurance liabilities, valuation allowance for deferred tax assets, allowance for doubtful accounts, allowance for loan losses, determination of uncertain tax positions, accounting for convertible redeemable preferred shares, and valuation of share-based awards. Such accounting estimates are impacted significantly by judgements and assumptions used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates. Changes in estimates are recorded in the period they are identified.

Foreign currency and foreign currency translation
(e) Foreign currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The US$ is the functional currency of the Group’s entities incorporated in Cayman Islands and Hong Kong, and the RMB is the functional currency of the Group’s PRC subsidiaries.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive income (loss).
The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statements. The exchange rates used for translation on December 31, 2018 and 2019 were US$1.00= RMB6.8632 and
RMB6.9762, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience translation
(f) Convenience translation
Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive income (loss) and consolidated statement of cash flows from RMB into US$ as of and for year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

Significant risks and uncertainties
(g) Significant risks and uncertainties
Risk of concentration
As of December 31, 2018 and 2019, substantially all of the Group’s cash, term deposit and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2017, 2018 and 2019. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2018 and 2019.
Risk of uncertainties
In October 2019, the China Banking and Insurance Regulatory Commission, together with eight other regulatory agencies jointly promulgated the Supplemental Rules to the Administration of Financing Guarantee Companies (“Circular 37”), which provides that any entity providing client referral or credit assessment services to the lending institutions may not provide financing guarantee services in a direct or a disguised form without the regulatory approval. If any entity operates financing guarantee business or provide financing guarantee services in a disguised form without appropriate approval, its business operations will be banned by the regulatory authorities and it will be required to properly settle existing business
. Such entity might also subject to penalties including fines and confiscation of illegal gains if applicable. In the Group’s collaboration with institutional funding partners, the Group provides certain quality assurance commitment to attract and maintain the Group’s cooperation with institutional funding partners. Due to the lack of legal interpretation for financing guarantee in a disguised form, there is uncertainty related to whether these quality assurance commitment provided constitute a financing guarantee in a disguised form. If the quality assurance commitment provided by the Group were considered to be financing guarantee in a disguise form, the Group’s business, financial condition, results of operations and liquidity will be materially and adversely affected.
In order to reduce the compliance risk under Circular 37, the Group incorporated a licensed financial guarantee company in late 2019, which, since its incorporation, provides direct guarantees for certain loans funded by the institutional funding partners to replace existing quality assurance commitment provided. The Group in the process of increasing its guarantee capability by obtaining additional financial guarantee licenses or increase the capital of its financial guarantee subsidiary to further reduce its risk of noncompliance.

Cash and cash equivalents
(h) Cash and cash equivalents
Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.

Restricted cash
(i) Restricted cash
Restricted cash represents:
(i)	Cash in quality assurance is cash managed by the Group through designated bank accounts and cash managed by China United SME Guarantee Corporation under the new quality assurance program. There is no other use of these funds except for making payments to investors for default loans that are subject to quality assurance protection.
 As of December 31, 2018 and 2019, the restricted cash related to quality assurance obligations were RMB2,414,449 and
 RM
B
1,473,749, respectively.

(ii)	Cash in investor reserve funds is cash managed by the Group through a designated bank account or third party payment company account. There is no other use of these funds except for payments to protect relevant investors from potential losses resulting from delinquent loans and or underperformance of the investment programs. As of December 31, 2018 and 2019, the restricted cash related to investor reserve funds amounted to RMB
17,971
and
RMB41,958, respectively.

As of December 31, 2019, the underlying investment programs were all matured and the Group was in the process of settling the remaining balance in this account.

(iii)	Cash received from investors or borrowers that has not yet been disbursed, due to a settlement time lag. As of December 31, 2018 and 2019, the restricted cash related to cash not yet disbursed amounted to RMB
905,034
and
RMB684,630
, respectively.

(iv)	Cash received via consolidated trusts that has not yet been distributed. As of December 31, 2018 and 2019, the restricted cash related to cash not yet distributed amounted to RMB
303,667
and
RMB799,646
, respectively.

(v)	Cash held as collateral for short-term borrowings of subsidiar ies
 of the Group. As of December 31, 2018 and 2019, the restricted cash held as collateral amounted to RMB
26,000
and
RMB251,853
, respectively.

(vi)	Cash held in escrow accounts that is jointly managed by the
Group
and institutional funding partners. As of December 31, 2018 and 2019, the restricted cash managed by the
Group
and institutional funding partners amounted to RMB
10,436
and
RMB44,367, respectively.

(vii)
Cash held in designated account under the name of a subsidiary of the Group as a security deposit for an institutional funding partner. As of December 31, 2018 and 2019, the restricted cash related to security deposit amounted to Nil and
RMB390,000.

Short-term Investments
(j) Short-term Investments
Short-term investments mainly consist of investments in wealth management products. The wealth management products are certain deposits with variable interest rates or principal not guaranteed with certain financial institutions.
Realized and unrealized gain related to the short-term investments is recorded as other income in the consolidated statements of comprehensive income. RMB35,516, RMB96,061 and
RMB52,863 was recognized for the year
s
ended December 31, 2017, 2018 and 2019, respectively.

Accounts receivable, contract assets and allowance for doubtful accounts
(k) Accounts receivable, contract assets and allowance for accounts receivable
Accounts receivable is related to the facilitation and post-facilitation service in relation to loans facilitated by the Group. Contract assets represent the Group’s right to consideration in exchange for investment management services in relation to investment programs that the Company has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.
Accounts receivable and contract assets is stated at the historical carrying amount net of write-offs and allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts based on estimates, historical default experience and other factors surrounding the credit risk of borrowers. The Group evaluates and adjusts its allowance for accounts receivable and contract assets on a quarterly basis or more often as necessary. Accounts receivable and contract assets that are delinquent for 180 days or more are generally written off.

Investments
(l) Investments
The Group has classified its investments into equity method investments and non-marketable equity investments.
The Group applies equity method in accounting for its investments in entities in which the Group has the ability to exercise significant influence but does not have control and the investments are in either common stock or in-substance
common stock. Unrealized gains on transactions between the Group and an affiliated entity are eliminated to the extent of the Group’s interest in the affiliated entity, unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. The Group accounts for private equity funds using the equity method of accounting unless the Group’s interest is so minor that the Group may have virtually no influence over partnership operating and financial policies.
Non-marketable
equity investments are investments in privately held companies without readily determinable market values. They’re measured at cost minus impairments, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or a similar investment of the same issuer. The changes in the fair value of non-marketable
equity investments are recognized in the consolidated statement of comprehensive income.
The
following
table sets forth the investments the Group holds as of December 31, 2018 and 2019 respectively.

	As of December 31,
	2018	2019
Equity method investments	81,000	96,622
Non-marketable equity investments	86,501	856,211

	167,501	952,833

Equity method investments
For the years ended December 31, 2017, 2018 and 2019, the Group completed the following significant investments which were accounted for as equity investments:
In October 2018, the Group made investments in a private equity funds with the cash consideration of

RMB50,000

and

RMB20,000 respectively.
The Company accounted for these investments under equity methods.
For the years ended December 31, 2017, 2018 and 2019, the Company also made several insignificant equity method investments ranging from RMB5,000 to RMB25,000.
For the years ended 2017, 2018 and 2019, the Company disposed certain equity method investments for total consideration of nil, nil and RMB20,000, which results a gain of nil, nil, and RMB10,621 in other income, respectively.
As of December 31, 2018 and 2019, the equity pick up adjustment made by the Group on the equity method investments are not material. For the year
s
ended December 31, 2017, 2018 and 2019, no impairment losses were recognized for equity method investments.
Non-marketable equity investments
For the years ended December 31, 2017, 2018 and 2019, the Group completed the following significant investments which were accounted for as non-marketable
equity investments:
In December 2019, the Group acquired
less than
 10%
of
ordinary share
i
n
a company in the fina
ncial
service indu
s
try
 for a cash consideration
of appr
o
ximately
RMB0.7
billion
and accounted for it as non-marketable equity investment using measurement alternative.
In July 2019, the Group acquired approximately 3.22% preferred share in Fansheng Limited for a cash consideration of USD4,370 or equivalent of RMB30,000 and accounted for it as non-marketable equity investment using measurement alternative.
In April 2019, the Group acquired approximately 6.98% preferred share in Shanghai Zhan Lue data technology Co., Ltd. for a cash consideration of RMB30,000 and accounted for it as non-marketable equity investment using measurement alternative.
In October 2018, the Group acquired approximately 5% preferred share in Shanghai Yi Yang automobile service Co., Ltd. for a cash consideration of RMB30,000 and accounted for it as non-marketable equity investment using measurement alternative.
For the years ended 2017, 2018 and 2019, the Group also made several insignificant investments in non-marketable equity investments ranging from RMB209 to RMB13,952.
For the years ended 2017, 2018 and 2019, the Company disposed certain non-marketable equity investments for total consideration of nil, nil and RMB1,508, which results a loss of nil, nil, and RMB7 in other income, respectively.
As of December 31, 2018 and 2019, the amount of fair value change adjustment recognized for non-marketable equity investments were RMB77 and nil, respectively.

Fair value measurement
(m) Fair value measurement
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group does not have any
non-financial
assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, quality assurance receivable, loans receivable, accounts receivable, contract assets, financial guarantee derivative, payable to platform customers, quality assurance payable, short-term borrowings and other liabilities. As of December 31, 2018 and 2019, the carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, payable to platform customers, short-term borrowings and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.
The quality assurance receivable is measured using the contractual amounts due from borrowers, taking into account an expected rate of default. Due to the short term nature of the contributions, no discount factor was applied. Subsequently, the carrying value approximates fair value due to the short term nature of the receivable.
The quality assurance payable is measured by taking into account the expected payout rate and incorporating a markup margin.
On a recurring basis, the Group measures its short-term investments, financial guarantee derivative and non-marketable equity investments at fair value. Since financial guarantee derivative and non-marketable equity investments do not have quoted price in active markets, they are valued using valuation model. Management is responsible for determining the fair value.
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2018

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,694,660	—	1,694,660
Investments
—non-marketable equity investments	—	—	86,501	86,501
Financial guarantee derivative assets	—	—	56,287	56,287

Total Assets	—	1,694,660	142,788	1,837,448

December 31, 2019

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	114,560	—	114,560
Investments
—non-marketable equity investments	—	—	856,211	856,211

Total Assets	—	114,560	856,211	970,771

The Group values its wealth management products held in certain bank accounts using quoted rate of return or quoted subscription/redemption prices published by the banks for these products, and accordingly, the Group classifies wealth management products as Level 2 within the fair value hierarchy based on the nature of the fair value inputs.
The non-marketable equity investments are accounted for under the measurement alternative and therefore are classified as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.
The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2018 and 2019.
Changes in fair value measurement categorized within Level 3 of the fair value hierarchy are analyzed each period for changes in estimates or assumptions.
Level 3 Valuation Techniques
Level 3 financial assets and liabilities consist of financial guarantee derivatives and non-marketable
equity investments for which determination of fair value requires significant judgment and estimation. Changes in fair value are recorded in the consolidated statement of comprehensive income.
Non-marketable
equity investments measured at cost minus impairments, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or a similar investment of the same issuer. As the investees of the non-marketable
equity investments are either
start-up
companies in very early stage or private companies with no readily available fair market price, no fair value adjustment were made to non-marketable
equity investments as of December 31, 2
0
19 as there were no observable price change.
The Group uses the discounted cash flow model to value financial guarantee derivatives at inception and subsequent valuation dates. The Group analyzes the fair value of this derivative by first defining the cash flows associated with the derivative and then considers the assumptions used in determining the cash flows from a market participant’s perspective. This discounted cash flow model incorporates assumptions such as the expected default rates, discount rates, as well as early repayment rates. The expected default rate is determined based on the historical performance of loans with similar tenure and of similar credit worthiness and adjusted by the inputs that other market participants would use. Aside from the expected default rate, the Group has also considered the discount rate and early repayment rate in determining the fair value of the financial guarantee derivatives. As the term of the loans are short and the market interest rate is relatively stable, the discount rate and early repayment rate assumptions does not have a significant impact on the fair value of the derivative. Changes in the fair value are recorded in fair value change of financial guarantee derivatives in the Group’s consolidated statements of Comprehensive Income (Loss).
The following table sets forth the significant unobservable inputs used for fair value measurement of financial guarantee derivatives:

	As of December 31,
	2018	2019
Expected default rate	0.46% - 12.37%	N/A

Please refer to Note 2(t) for the movement and gain of financial guarantee contracts and related derivatives.
The following table sets forth the movement of non-marketable investments measured using Level 3 valuation techniques:

	For the years ended December 31,
	2018	2019
Opening balance	—	86,501
Purchase of non-marketable investments	86,578	771,218
Disposal of non-marketable investments	—	(1,508)
Fair value change	(77)	—

Ending balance	86,501	856,211

Loans receivable, net
Interest income and interest expense related to the loans originated by the Group
Interest on loans receivable is accrued based on the contractual interest rates of the loan as earned. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.
As the primary beneficiary of the trusts, the Group incorporated the trust plans and recorded return of the other trust parties into interest expense. The interest expense is accrued based on the expected rate of return during the contractual term of the alternative investment products and the trusts.
The
net
interest income
 recor
ded
 in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest income	46,975	316,193	1,342,289
Less: Interest expense	(15,598)	(60,085)	(235,620)

Net interest income	31,377	256,108	1,106,669

Property and equipment, net
(
o
) Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment are depreciated over the estimated useful lives of the assets using the straight-line method taking into account the estimated residual value, if any. The following
table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3- 5 years	5%
Computer and electronic equipment	3- 5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1- 5 years	Nil
Expenditures for maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation amortization are removed from the accounts and any resulting gain or loss is recognized in consolidated statement of comprehensive income.

Intangible assets
(
p
) Intangible assets
As of December 31, 2019, the intangible assets held by the Group includes micro-lending license, factoring license, financial leasing license and financing guarantee license which have indefinite useful life. The Group evaluates these indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

Goodwill
(
q
) Goodwill
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step
quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.
In performing the
two-step
quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Impairment of long-lived assets other than goodwill
(
r
) Impairment of long-lived assets other than goodwill
The Group evaluates its long-lived assets other than goodwill and intangible assets with indefinite useful life for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets. Impairment losses of long-lived assets related to intangible assets recognized for the years ended December 31, 2017, 2018 and 2019 were nil, nil and RMB4,600.

Guarantee and quality assurance fund payable and receivable
(
s
) Quality assurance payable and receivable
Borrowers may elect to, or in certain circumstances, are required to make contributions to the quality assurance fund, in addition to the transaction service fee and payments of loan principal and interest. The quality assurance fund is maintained in a segregated restricted cash bank account. This contribution, which is a certain percentage of the principal amount, is determined at the time of the loan application based on the borrower’s credit score. The contribution does not change over time after the loan is matched and must be paid in its entirety even if the loan is pre-paid.
If a borrower who has contributed to the quality assurance fund is delinquent on an installment of principal and interest of a loan, the Group will withdraw an amount from the quality assurance fund to repay the delinquent installment of principal and interest to the corresponding investors. The quality assurance fund contributions are not refundable, including if there is no loan default. If the Group were to wind down its online consumer finance marketplace and there were no investors with outstanding loans, the Company would be entitled to the remaining funds in the restricted cash account, if any. The Group also provides quality assurance commitment to institutional funding partners under certain circumstances. The quality assurance commitment mainly includes 1) guarantee provided by third-party financial guarantee companies or financial guarantee company within the Group; 2) insurance provided by third-party insurance company, if the insurance coverage is exhausted, a third party guarantee company will repay the institutional funding partner in full. In either case, after the third party guarantee companies repay the overdue amount, the Group is obligated to compensate the third party guarantee companies at an amount equal to the repayment made to the institutional funding partners. In certain cases, the Group is also required to provide a security deposit at an amount equal to a certain percentage of the outstanding balance of loans the institutional funding partners funded to the borrowers referred by the Group. The Group might also be required to replenish such security deposit in the event the security deposit is used by the institutional funding partners to make up for the loss they incurred.
The Group is required to record its quality assurance obligation associated with the quality assurance commitment provided to institutional funding partners and quality assurance fund in accordance with ASC Topic 460, Guarantees. Accordingly, the liabilities are measured at their fair value at inception. For guarantee and quality assurance arrangement, default payments to investors are capped at the quality assurance balance at any point in time. The Group is not obligated to pay default loans in the event no funds are available in the quality assurance account. Once the investors are paid for a borrower’s default, any future principal and interests recovered are contributed into the quality assurance account. For quality assurance commitment provided to institutional funding partners, default payments are not capped and the Group is obligated to compensate the institutional funding partners in the event of any default.
The quality assurance obligations are comprised of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. In accordance with ASC
460-10-25-2
and ASC
460-10-30-3,
the
non-contingent
and contingent aspect of the financial guarantee must both be considered at initial measurement. Each institutional funding partner or individual investor has a contract with the Group that specifies its ability to collect from either the Group or the quality assurance fund. Therefore, an individual contract is considered to be the unit of account for purposes of applying ASC Topic 460. Therefore, the liability recorded based on ASC Topic 460 is determined on a loan by loan basis and is reduced as the Group is released from the underlying risk, i.e., as the loan is repaid by the borrower or when the institutional funding partner or individual investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The other component is a contingent liability determined based on historical default rates, representing the obligation to make future payouts from the Group itself or quality assurance fund, measured using the guidance in ASC Topic 450, Contingencies. The ASC Topic 450 contingent component is determined on a loan by loan basis, but considers the actual and expected performance of the pool when estimating the contingent liability. As each guarantee is a separate unit of account that has a contingent component pursuant to ASC Topic 450, the contingent component pertains only to the loan covered by the guarantee. However, the contingent liability recorded under ASC Topic 450 would take into consideration the performance of the overall pooled loan basis, including the cap, if any, imposed on the specific pool, as such data will inform the likelihood of payout on an individual contract basis.
Subsequent to initial recognition, the quality assurances obligations are measured at the greater of the amount determined based on ASC Topic 460 and the amount determined based on ASC Topic 450. ASC Topic 460 does not prescribe a method for subsequently measuring and recording the non-contingent
guarantee liability. As stated in ASC
460-10-35-1,
the guarantee liability should generally be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk. As the risk is reduced as each payment is made, a systematic and rational amortization method based on when the payments are made may be appropriate. If there is no difference between the ASC Topic 460 component and ASC Topic 450 component, no gain or loss is recorded. If the ASC Topic 460 component falls below the ASC 450 component, a contingent liability would be set up with an accompanying loss recognized in the gain (loss) from quality assurance in the consolidate statement of comprehensive income.
As the risk of the guarantee liability is reduced, it is recognized into the income statement by a systematic and rational amortization method, e.g. over the term of the loan, within the “gain from the quality assurance” line item of the income statement. For the years ended December 31, 2017, 2018 and 2019, the amount of gains recorded were RMB5.9 million, RMB510.9 million and
RMB98.4 million (US$14.1 million), respectively.

A quality assurance receivable is recognized at loan inception at its fair value on a loan-by-loan
basis. The fair value is estimated based on the contractual amounts of quality assurance contribution from the borrowers, taking into account the expected default rate. The receivable is determined to be collectible at loan inception because at this point in time, the borrower has committed to pay the full amount over the life of the loan, and is also contractually obligated to pay the full amount even if he or she prepays the loan. By taking into account the risk of default in the fair value estimate, the receivable the Group records is representative of what is deemed to be collectible. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment to any individual underlying loan of the quality assurance receivable. If the carrying amounts of the quality assurance receivable exceeds the expected collections, an impairment loss is recorded for the quality assurance receivable not recoverable.
On a
loan-by-loan
basis, the Group determines the guarantee fee or quality assurance contributions required from a borrower based on the estimated loss rate of the loans. In estimating the loss rate of the loans, the underlying risk profile and historical loss experience are taken into consideration. The Group gathers information to assess each borrower’s risk profile and assigns a mirror grade, determined using the Group’s proprietary Magic Mirror Model. These borrowers are then grouped based on Magic Mirror score for which the Group develops an estimated default rate based on actual historical loss experience of each Magic Mirror score. An ultimate loss rate is estimated for each loan based on this method, with a risk premium added based on different Magic Mirror score. The Group regularly reviews the borrower’s risk profile, actual loss rate of each product line and Magic Mirror score and relevant market dynamics to ensure the ultimate loss rate is kept up-to-date.
Individual investors who invested in loans for which the borrower elected to participate in the quality assurance bear their own financial risk and may suffer a loss if the restricted cash balance plus the subsequent quality assurance contributions are exhausted by quality assurance payments which are made on a first-loss basis. Payouts from the quality assurance account are made to investors when a borrower delinquent in repaying an installment of principal and interest in the order of default date until the restricted cash balance is reduced to nil, even though there may still be investors protected by quality assurance. Amounts recovered from the defaulted borrower will be remitted to replenish the portion of the quality assurance fund used to repay the investors.
The following table sets forth the Group’s quality assurance obligations movement activities for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
Opening balance	473,704	2,062,844	3,819,379
Fair value of newly written guarantee and quality assurance obligation	3,318,432	5,313,489	6,156,826
Release of guarantee and quality assurance payable upon repayment	(2,506,141)	(4,049,457)	(6,718,809)
Contingent liability	2,527,209	3,380,930	6,409,884
Payouts during the year	(4,812,797)	(7,889,277)	(12,299,134)
Recoveries during the year	3,062,437	5,000,850	7,408,007

Ending balance	2,062,844	3,819,379	4,776,153

The following table sets forth the Group’s quality assurance receivables movement activities for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
Opening balance	286,812	1,152,769	2,064,366
Fair value of newly written guarantee and quality assurance obligation	3,318,432	5,313,489	6,156,826
Guarantee fee and quality assurance obligation contribution received from borrowers	(2,479,428)	(4,244,259)	(6,070,412)
Gain (loss) from quality assurance	26,953	(157,633)	(210,520)
Fair value of early repaid investment program *	—	—	1,709,382

Ending balance	1,152,769	2,064,366	3,649,642

* Since November 2019, th
e
 Company early repaid investors of certain investment programs before maturity of the investment program due to our decision to discontinue our online lending information intermediary business. This is regarded as an advance to the borrowers, which resulted in an increase in quality assurance receivable. The initial recognition of such quality assurance relievable was based on best estimate of future cash receipt of the underlying loans.

Financial guarantee derivative
(
t
) Financial guarantee derivative
For investors who invest in loans without the quality assurance through certain Investment Programs (Note 2(
w
)) from which the investors are entitled to an expected return, they participate in a separate investor reserve fund program. Investors subscribing to these investment programs make contributions to the corresponding investor reserve funds. Under this type of investment program, any surplus gains, less 0.1% of the principal amount invested, are contributed to the investor reserve funds, while the 0.1% of the principal amount invested is paid to the Group.
Similar to the quality assurance, the Group maintains a separate dedicated restricted cash account for each of these investment programs. Such funds are maintained solely for the benefit of the investors who invested in loans through the Investment Programs. In general, the investor reserve fund covers underperformance to the extent there are available funds, i.e., it protects investors from not only loan defaults, but also an investment program performing below its stated expected rate of return, which may be due to either a decline in market interest rates during the program’s term, or an inability to timely match repayments with new loans.
Payouts will be made from the corresponding investor reserve funds to make up the gap between the actual return and the stated expected rate of return. The capital used for investment purposes in such programs is generated with the cash flows from the borrowers’ monthly repayments of principal and interest. The investor reserve funds are maintained separately and are used to compensate investors in the event of a program’s underperformance. The investor reserve funds are funded upon a program’s maturity, and are capped at a certain percentage of the total funding of each investment program. If an individual investment program underperforms, the Group will use the investor reserve fund to make up for the shortfall, which is paid out upon maturity of the program. An investor who participates in this program is entitled to coverage by the investor reserve fund for the duration he or she participates in the program
.
In order to determine the accounting method used, the Group considered the criteria of the scope exception under ASC
815-10-15-58.
In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non-payment
both at inception and throughout its term either through direct legal ownership or through a back-to-back
arrangement. However, as the investor reserve fund does not solely reimburse investors for failure of the borrower to satisfy required payment obligations, but also to reimburse shortfalls due to underperformance of the investment programs, the scope exception under ASC
815-10-15-58(a)
is not met. Therefore, these contracts are accounted for as a derivative under ASC Topic 815, Derivatives and Hedging, and should be recognized on the consolidated balance sheets as either assets or liabilities and recorded at fair value.
Derivative assets and liabilities within the scope of ASC Topic 815 are required to be recorded at fair value at inception and re-measured
at fair value on an ongoing basis in accordance with ASC Topic 820, Fair Value Measurement. Therefore, the financial guarantee derivative will be subsequently marked to market at the end of each reporting period with gains and losses recognized as fair value change of financial guarantee derivative. Based on the valuation methodology and the significant unobservable inputs used for fair value measurement described in Note 2(l), the Group may have day one gain on the financial guarantee derivatives associated with the investor reserve funds program because the investors are willing to pay a premium above the expected default rate for a guarantee return. The Group evaluate the financial guarantee derivatives on a portfolio basis rather than individual basis, as the investor reserve fund are considered as a pool to make up the gap between the actual return and the stated expected rate of return.
If there are changes to the expected defaults of loans and expected performance of the investment programs, the Group records these resulting adjustments to the “fair value change of financial guarantee derivatives” line item within “other income (expense)” on the consolidated statement of comprehensive income. Upon the maturity of an investment program, any cumulative gain or loss will be reclassified to the “realized gain or loss from financial guarantee derivatives” line item within “other income (expense).” That is, whenever cash flows occur upon maturity, the fair value changes are reclassified within the income statement and recorded as realized gain or loss.
In October 2017, along with the termination of investment program with flexible investment periods, the remaining restricted cash amounting to approximately RMB45,567 were transferred from restricted cash to cash and cash equivalents, as the
C
ompany was released from the obligation to compensate the investors should the flexible term investment programs under-perform.
The following table sets forth the Group’s financial guarantee derivative movement activities for the years ended December 31, 2017, 2018 and 2019.

	For the years ended December 31,
	2017	2018	2019
Opening balance	167,291	(215,770)	56,287
Initial recognition of and change in fair value of ongoing investor reserve arrangements	(213,958)	114,813	(24,843)
Settlement upon maturity of investor reserve arrangements	(169,103)	157,244	(31,444)

Ending balance	(215,770)	56,287	—

In December 2017, due to the deterioration of performance of investor reserve fund investment programs, the Group reversed all the gains recorded historically amounting to RMB213,958 and additional provision outside the Group’s contractual obligation related to the investor reserve fund amounting to RMB107,660 was recognized as a reduction of revenue. In 2018, the Group experienced improved loan performance and a reversal amounting to RMB68,619 was recognized in revenue. Please refer to Note 2(
u
) for details. As of December 31, 2019, all investment programs that offered protection on expected return of investors were matured.

Revenue recognition
(u) Revenue recognition
The Group engages primarily in operating an online consumer finance platform which matches borrowers with both individual investors, institutional funding partners and assisting facilitation of loans to investors on certain third-party online platforms (collectively referred to as “investors”). The Group determines that it is not the legal lender and legal borrower in the above process. Therefore, the Group does not record loan receivable and payable arising from the loans between investors and borrowers on its balance sheets. Revenue comprises the fair value of the consideration received or receivable for the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”).
On January 1, 2018, the Company adopted the revenue standard using the modified retrospective transition method to those contracts which were not completed as of January 1, 2018. Results for periods beginning after January 1, 2018 are presented under ASC Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with historic accounting under ASC Topic 605. Upon initial adoption, the Group recognized the cumulative effect of initially applying the revenue standard as an increase of approximately RMB176.5 million, net of tax, to the opening balances of retained earnings. These adjustments primarily arose from the timing of revenue recognition for transaction service
fee collected in monthly instalments related to our loan products being recognized earlier under ASC Topic 606.
The following table sets forth the impact to the consolidated statement of comprehensive income for the years ended December 31, 2018 as a result of adoption of ASC Topic 606.

	For the years ended December 31, 2018
	As reported	Amounts without adoption of ASC Topic 606	Effect of change
Loan facilitation service fees	2,919,234	2,141,565	777,669
Post-facilitation service fees	922,797	773,116	149,681
Other Revenue	376,915	793,188	(416,273)

	4,218,946	3,707,869	511,077

Revenue recognition policies for each type of services under ASC Topic 606 are discussed as follows:
Revenue from Single Loans
In accordance with a series contracts entered into among the borrowers, investors (either individual or institutional funding partners) and the Group, the Group generally provides the following services to the borrowers and investors:
•	The Group operates a platform that enables borrowers and investors to exchange information;

•	The Group collects information from borrowers, conduct credit assessment and match borrowers with investors;

•	Once borrowers and investors are matched, the Group is responsible for collect and transfer funds between borrowers and investors;

•	The Group will also provide investors with collection services upon borrowers’ default;

•
Borrowers are obligated to pay the Group a monthly transaction service

fee as part of their monthly repayment. In the event of prepayment, borrowers are obligated to pay the outstanding unpaid transaction service
fee in full;

•
If a loan is subject to the protection of the quality assurance program which provides a protection mechanism to investors who subscribe to these loans, borrowers are obligated to pay a monthly quality assurance contribution on top of the principle, interest and transaction service
fee as part of the monthly repayment;

•	In the event of prepayment, the borrowers are also obligated to pay the outstanding unpaid transaction service fee and quality assurance contribution in full;

•	If the investor is an institutional funding partner, the Group provides quality assurance commitment as credit enhancement.

The Group determines its customers to be both investors and borrowers. Starting from 2018, the Group charges the transaction service
fee as part of the borrowers’ monthly repayment. In accordance with the relevant guidance in ASC Topic 606, the amounts associated with the quality assurance obligation is within the scope of ASC Topic 460 and should be accounted for in accordance with the provisions of that Topic. The services not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC Topic 606 and the applicable revenue recognition guidance. The Group considers loan facilitation services (covering matching of investors to borrowers and facilitating the execution of loan agreement between investors and borrowers) and post-facilitation services (covering cash processing services and collection services) as two distinctive performance obligations in accordance with ASC Topic 606. The transaction price is first allocate to the quality assurance commitment and quality assurance program, if any, which is recorded at fair value in accordance with ASC Topic 460. Then the remaining considerations are allocated to the loan facilitation and post-facilitation services using their relative standalone selling prices. The Group does not have observable standalone selling price for the loan facilitation services or post-facilitation services because it does not provide loan facilitation services or post-facilitation services on a standalone basis in similar circumstances to similar customers. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation. When estimating the selling prices, the Group considers the cost related to such services, profit margin, customer demand, effect of competition on services, and other market factors.
The transaction price allocated to loan facilitation is recognized as revenue upon execution of loan agreements between investors and borrowers; the consideration allocated to post-facilitation services is recognized over the period of the loan on a straight line method, which approximates the pattern of when the underlying services are performed.
In additional to transaction
servi
ce
fee, the Group also receives fees on future events, such as collection fees. For loans with no quality assurance protection, collection is considered a separate performance obligation and therefore collection fee is allocated to this specific performance obligation. For loans with quality assurance protection, as the quality assurance will compensate the investors should the borrowers are delinquent, the collection fee is considered a variable consideration for the loan facilitation and post-facilitation performance obligations and therefore is included in the total transaction price which is allocated to these two performance obligation based on their relative standalone selling price. The collection fee is only probable of not reserving upon successful collection and as such is not included in the transaction price until then.
Revenue from Investment Programs
For investment programs that only fund loans protected by the quality assurance, the loan transaction service
fee and monthly contribution to the quality assurance paid by the borrowers are the same as those discussed under “Revenue from Single Loans” above. In addition, the Group charges the surplus gain, i.e., the actual rate of return exceeds the stated expected rate of return in the investment program agreement, as investment program management fee. The investment program management fee is a separate fee charged to investors in a separate contract and therefore is allocate specifically to the investment management performance obligation. The Group determines that the “probable of not reserving” threshold is met for surplus gain and therefore surplus gain is included in the transaction price upon the effective of investment program. The Group estimates the surplus gain on a monthly basis for the duration of an investment program to monitor the expected outcome of the portfolio and the amount is recognized over the term of the investment program as the investor simultaneously receives and consumes the benefits provided by the Company’s performance throughout the term of the investment program.

The Group stopped offering investment program in 2019 as a result of regulatory requirements to stop P2P business. As of December 31, 2019, the remaining outstanding investment programs typically mature within a year.
Incentives
To expand its market presence, attract new investors and increase activity level on our platform, the Group will occasionally provide incentives to potential investors at its sole discretion. The Group provides the following types of incentives:
•	When a loan is successfully matched during the relevant incentive program period, the investor receives a cash incentive, either provided upfront as a one-time
contribution to the loan investment amount (effectively reducing the amount an investor has to fund in cash for a loan, while still being entitled to repayment of the entire stated principal balance) or on a monthly basis over the term of the loan as additional interest. These cash incentives are considered a reduction of transaction price.

•	In certain other circumstances, the Group may provide a cash incentive to a new potential investor upon signing up as a new user on the platform, without a requirement for the potential investor to fund a loan. This is considered a type of marketing expense to attract potential investors to the platform, and is recorded as expense, rather than a reduction of transaction price.

Other revenue
Other than the collection fees charged for certain loans and investment management fee for investment programs, other revenue primarily includes borrower referral fees.
The Group refers borrowers that do not meet the Group’s risk appetite to other lending platforms, and charges a referral fee based on the loan origination volume, cost per-click or other performance based criteria. Such fee is recognized as other revenue upon loan origination, each click or other performance obligation is satisfied.
Revenue disaggregation analysis
The following table set
s
forth the Group’s operating revenue from different service type:

	For the year ended December 31,
	2018		2019
	With quality assurance protection	Without quality assurance protection	With quality assurance protection	Without quality assurance protection
Loan facilitation service fees	2,404,178	515,056	2,984,063	326,812
Post-facilitation service fees	678,518	244,279	1,096,660	103,713
Other revenue
- investment management fee	208,471	—	109,423	—
- borrowers referral fee	—	96,167	—	130,677
- others	54,734	17,543	37,949	66,791
Changes in expected discretionary payment to IRF investors	—	68,619	—	—

	3,345,901	941,664	4,228,095	627,993

Interest income is not included in the table above as it is not accounted for under ASC Topic 606.
Contract balances
Contract assets represent the Group’s right to consideration in exchange for facilitation and post-facilitation service that the Company has transferred to the customer before payment is due. Contract liabilities represent the Group’s obligation to transfer facilitation and post-facilitation service to the customer due to received payment. The timing of revenue recognition, scheduled payments, and cash collections results in contract assets and contract liability.
Practical expedient and exemptions
The Group generally expenses sales commission when incurred for loans with a term for one year or less. These costs are recorded within sales and marketing expenses.
The Group does not disclose the value of unsatisfied performance obligation as most of the loans facilitated through its platform with an original term of one year or less.
Expected discretionary payment to investor reserve fund investors
In relation to investor reserve fund, the Group records approximately RMB107,660 as of December 31, 2017 in provision for expected discretionary payment to investors in investment programs protected by investor reserve fund investor as a reduction of revenue as such compensation is deemed beyond its legal obligations. For the year ended December 31, 2018, the Group made in total
RMB39,041
payment under such provision. As of December 31, 2018, considering the improved loan performance observed and decrease in expected default rate for remaining IRF investment programs, the Group reversed the provision amounting to
 RMB68,619
.

Revenue Recognition Under ASC Topic 605
Consistent with the criteria of ASC 605 “Revenue Recognition” (“ASC 605”), the Group recognizes revenue when the following four revenue recognition criteria are met:
(i)	Persuasive evidence of an arrangement exists;
(ii)	Delivery has occurred or services have been provided;
(iii)	The selling price is fixed or determinable; and,
(iv)	Collectability is reasonably assured.
Revenue recognition policies for each type of service are discussed as follows:
Revenue from Single Loans
The Group charges fees at the inception of the loan, which are deducted from the amount that borrowers receive from investors, for facilitating loan origination (covering matching of investors to borrowers and facilitating the execution of loan agreement between investors and borrowers) and for providing ongoing monthly services (covering cash processing services and collection services)
(“non-contingent
fee”). The Group generally collects the entire amount relating to loan facilitation and post-facilitation services as one combined fee, and these amounts are allocated to the two deliverables based on their relative fair values.
The Group considers the loan facilitation services and post-facilitation services as multiple deliverable arrangements. Although the Group does not sell these services separately, the Group determined that all deliverables have standalone value. Thus, all non-contingent
fees are allocated among loan facilitation services and post-facilitation services. The Group does not have vendor specific objective evidence of selling price for the loan facilitation service and the post-facilitation service because the Group does not provide these services separately. Third-party evidence of selling price does not exist either, as public information is not available regarding the amount of fees our competitors charge for these services. Since neither vendor-specific objective evidence nor third-party evidence is available, the Group generally uses its best estimate of selling prices of the different deliverables as the basis for allocation. When estimating the selling prices, the Group considers the cost related to such services, profit margin, customer demand, effect of competition on services, and other market factors. The non-contingent
fee allocated to loan facilitation is recognized as revenue upon execution of loan agreements between investors and borrowers; the non-contingent
fees allocated to post-origination services are deferred and amortized over the period of the loan on a straight line method, which approximates the pattern of when the underlying services are performed. In instances where the loan transaction service
fee is not collected entirely upfront but over time, the amount allocated to each deliverable is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions. As the remaining portion of the loan transaction service
fee is collected and becomes
non-contingent,
the Group will allocate the amount between the two deliverables.
In December 2017, to comply with a series of regulatory requirements, the Group discontinued upfront fee collection. Instead, the transaction service
fee is collected in monthly installments. In accordance with ASC
605-30-5,
The Group determines that the transaction
service
fee is only allocable to the two deliverables when the fee is collected.
In addition to the loan transaction
servi
c
e
fee, the Group also receives fees which are contingent on future events, such as loan collection fees and fees related to loan transfers on the Group’s secondary loan market. These contingent fees are not recognized until the contingencies are resolved and the fees become fixed and determined, which also coincide with when the services are performed and collectability is reasonably assured. These fees are classified within Other Revenue in the consolidated statement of comprehensive income
.
Revenue Recognition Under ASC Topic 605 (continued)
Revenue from Single Loans (continued)
Under certain circumstances, in addition to the loan transaction service

fee, borrowers pay a monthly contribution to the quality assurance fund, which provides a protection mechanism to investors who subscribe to these loans. In accordance with the relevant guidance in ASC 605, Revenue Recognition, the amounts associated with the quality assurance fund is within the scope of another Topic (ASC 460, Guarantees) and should be accounted for in accordance with the provisions of that Topic. The deliverables not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC 605 and the applicable revenue recognition guidance. The fair value of the guarantee associated with the quality assurance fund is recorded under ASC 460, with the remaining amount of consideration accounted for under ASC 605.
Revenue from Investment Programs
For investment programs that only fund loans that are protected by the quality assurance fund, the loan transaction service

fee
 and monthly contribution to the quality assurance fund paid by the borrowers are the same as those discussed under “Revenue from Single Loans” above. In addition, under this type of investment program, if there is any surplus gain, i.e., the actual rate of return exceeds the stated expected rate of return in the investment program agreement, this is recognized as an investment program management fee in other revenue upon maturity of such program, when the amount becomes fixed and determinable.
Incentives
To expand its market presence, attract new investors and increase activity level on our platform, the Group will occasionally provide incentives to potential investors at its sole discretion. The Group provides the following types of incentives:
•	When a loan is successfully matched during the relevant incentive program period, the investor receives a cash incentive, either provided upfront as a one-time
contribution to the loan investment amount (effectively reducing the amount an investor has to fund in cash for a loan, while still being entitled to repayment of the entire stated principal balance) or on a monthly basis over the term of the loan as additional interest. These cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic
605-50.

•	In certain other circumstances, the Group may provide a cash incentive to a new potential investor upon signing up as a new user on the platform, without a requirement for the potential investor to fund a loan. This is considered a type of marketing expense to attract potential investors to the platform, and is recorded as expense, rather than a reduction of revenue.
Other revenue
Other revenue includes collection fees charged to borrowers, management fees charged to investors for certain investment programs, service fees charged to borrowers for transfer of loans on the secondary loan market and other fees charged to our customers.

Origination and servicing expenses
(
v
) Origination and servicing expenses
Origination and servicing expenses primarily consist of salaries and benefits of employees who facilitate loan origination, perform risk pricing, debt-collection service, customer service, data processing and data analysis.
Origination and servicing expenses-related party consist of expenses for data collection service provided by PPcredit, a related party of the Group. (See Note 11)

Sales and marketing expenses
(
w
) Sales and marketing expenses
Sales and marketing expenses consist primarily of advertising and online marketing promotion expenses. Advertising and online marketing expenses, amounting to approximately RMB779,737, RMB702,508 and RMB
710,203
for the years ended December 31, 2017, 2018 and 2019, respectively, are charged to the consolidated statements of comprehensive income (loss) as incurred.

General and administrative expenses
(x) General and administrative expenses
General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, share-based compensation expenses, rental, professional service fees and other expenses.

Research and development expenses
(y) Research and development expenses
Research and development expenses consist primarily of payroll and related expenses for IT professionals involved in developing technology platform and website, server and other equipment depreciation, bandwidth and data center costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Share-based compensation
(z) Share-based compensation
The Group follows ASC Topic 718, which requires all share-based payments to employees and directors, including grants of employee stock options, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. Under ASC Topic 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost is not recorded for that number of awards.
In accordance with ASC Topic 718, the Group recognize share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with services conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost is accrued if it is probable that a performance condition will be achieved.

Leases
(
aa) Leases
Prior to the adoption of ASC 842 on January 1, 2019
A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays, the Group records the total expenses on a straight-line basis over the lease term.
Upon and hereafter the adoption of ASC 842 on January 1, 2019
The Group determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities, in the Group’s consolidated balance sheets. The Group does not have any finance leases as of the adoption date or December 31, 2019.
ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.
The Group has elected to adopt the following lease practical expedients in conjunction with the adoption of ASU 2016-02: (i) elect for each lease to not separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Government grants and subsidy income
(ab) Government grants and subsidy income
The Group receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the consolidated statement of comprehensive income in the period the cash is received. The government grants received by the Group amounting to RMB1,682, RMB53,739 and RMB
62,517
for the years ended December 31, 2017, 2018 and 2019, respectively.

Taxation
(ac) Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income (loss) in the period of the enactment of the change.
The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.
The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not
recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expenses.

Earnings (loss) per share
(ad) Earnings (loss) per share
Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted
method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
(ae) Segment reporting
The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and therefore, the Group only has one
reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no
geographical segments are presented.

Treasury shares
(af) Treasury shares
The
Group
accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital (up to the amount credited to the additional
paid-in
capital upon original issuance of the shares) and retained earnings.
In the event that treasury shares are reissued at an amount different from the cost the Company paid to repurchase the treasury shares, the Company will recognize the difference in additional paid-in capital by using first-in, first-out method.

The treasury shares account includes
46,301,000
and
20,634,265
ordinary shares mainly for the purpose of exercise of share-based compensation plans as of December
31
,
2018
and
2019
, respectively.

Statutory reserves
(ag) Statutory reserves
In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax
profit determined based on the PRC accounting standards and regulations to the general reserve until such reserve has reached 50% of the relevant subsidiary’s registered capital. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended December 31, 2017, 2018 and 2019, appropriations to the general reserve amounted to RMB39,428, RMB200,916 and RMB
61,192
, respectively.

Recently issued accounting standards
(aj) Recently issued accounting standards
Adoption of new accounting standards
In February 2016, the FASB issued ASU

2016-02,

Leases (Topic 842) (“ASU

2016-02”),

which requires lessees to put most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. ASU

2016-02

states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use

asset for the right to use the underlying asset for the lease term. The new standard is effective for interim and annual periods beginning after December 15, 2018 and early adoption is permitted. In July 2018, the FASB issued ASU

2018-10,

“Codification Improvements to Topic 842, Leases” which clarifies the use of rate implicit in the lease and requirements of lease reclassification reassessment. Further in July, 2018, FASB issued ASU

2018-11,

“Leases (Topic 842): Targeted improvements” which provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.
The Group adopted ASC Topic 842 using the modified retrospective transition approach. Prior period results continue to be presented under ASC Topic 840 based on the accounting standards originally in effect for such periods. Please refer to Note 2(a
a
) for the Group’s accounting policy under ASC Topic 842. Upon adoption of ASC 842, on January 1, 2019, the Group recorded the operating lease right-of-use-assets and operating lease liabilities amounting to RMB127,066 and RMB118,420, respectively, which are primarily related to the lease of the Group’s office spaces. The adoption of ASC 842 did not have a material impact on the Group’s results of operations or cash flows.
New accounting standards not yet adopted
In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU

2016-13

Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued an amendment (ASU

2018-19):

Codification Improvements to Topic 326, Financial Instruments—Credit Losses, to align the implementation date for nonpublic entities’ annual fiscal statements with the implementation date for their interim financial statements and clarify the scope of the guidance in the amendments in ASU

2016-13.

Upon adoption of the standard on January 1, 2020,
a
fter adjusting for deferred tax and other adoption effects, a RMB882,964 decrease was recorded in the retained earnings through a cumulative-effect adjustment.
In January 2017, the FASB issued ASU
2017-04,
“Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of good will which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group has not early adopted this guidance. The Group does not believe this standard will have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure framework – changes to the disclosure requirements for fair value measurement” which modifies the disclosure requirements on fair value measurements in Topic 820 Fair Value Measurement. It also requires to add disclosures relating to changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. ASU
2018-13
is effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. The Group does not believe this standard will have a material impact on its consolidated financial statements.